Financing (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Components Of Debt
The components of the Company’s debt as of December 31 were as follows ($ in millions):

	2014	2013
Commercial paper	$764.6	$450.0
1.3% senior unsecured notes due 2014 (the “2014 Notes”)	—	400.0
2.3% senior unsecured notes due 2016 (the “2016 Notes”)	500.0	500.0
5.625% senior unsecured notes due 2018 (the “2018 Notes”)	500.0	500.0
5.4% senior unsecured notes due 2019 (the “2019 Notes”)	750.0	750.0
3.9% senior unsecured notes due 2021 (the “2021 Notes”)	600.0	600.0
4.0% bonds due 2016 (CHF 120.0 million aggregate principal amount) (the "2016 Bonds")	129.9	—
Zero-coupon LYONs due 2021	110.6	154.1
Other	118.3	144.9
Subtotal	3,473.4	3,499.0
Less: currently payable	71.9	62.3
Long-term debt	$3,401.5	$3,436.7